UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3880

                          WAYNE HUMMER INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

                    300 SOUTH WACKER DRIVE CHICAGO, IL 60606
               (Address of principal executive offices) (zip code)

                          Thomas J. Rowland, President
                          Wayne Hummer Investment Trust
                             300 South Wacker Drive
                                Chicago, IL 60606

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 312-431-1700

Date of fiscal year end:  March 31, 2006

Date of reporting period:  December 31, 2005


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Item 1. Schedule of Investments.

                   Wayne Hummer Growth Fund
                   Portfolio of Investments
                      December 31, 2005
                         (Unaudited)



                                                                                   NUMBER OF
COMMON STOCKS   (97.4%)                                                              SHARES              VALUE
                                                                                     ------              -----


CONSUMER DISCRETIONARY                                               13.7%

H&R Block, Inc.                                                                      200,000           $4,910,000
Gentex Corporation                                                                   200,000            3,900,000
Getty Images, Inc. (a)                                                                30,000            2,678,100
Royal Caribbean Cruises Ltd.                                                         100,000            4,506,000
The E.W. Scripps Company Class A                                                      40,000            1,920,800
Tractor Supply Company (a)                                                            80,000            4,235,200
                                                                                                        ---------
                                                                                                       22,150,100

CONSUMER STAPLES                                                      6.8%

CVS Corporation                                                                      180,000            4,755,600
McCormick & Company, Incorporated                                                    200,000            6,184,000
                                                                                                        ---------
                                                                                                       10,939,600

ENERGY                                                                3.7%

BJ Services Company                                                                  130,000            4,767,100
CARBO Ceramics Inc.                                                                   20,000            1,130,400
                                                                                                        ---------
                                                                                                        5,897,500


FINANCIALS                                                           15.2%

Capital One Financial Corporation                                                     50,000            4,320,000
Cincinnati Financial Corporation                                                      99,225            4,433,373
Northern Trust Corporation                                                           140,000            7,254,800
Old Republic International Corporation                                               225,000            5,908,500
TCF Financial Corporation                                                            100,000            2,714,000
                                                                                                        ---------
                                                                                                       24,630,673

HEALTH CARE                                                          17.3%

Biomet, Inc.                                                                          90,000            3,291,300
Cardinal Health, Inc.                                                                 40,000            2,750,000
The Cooper Companies, Inc.                                                           100,000            5,130,000
Covance Inc. (a)                                                                      30,000            1,456,500
Fisher Scientific International Inc. (a)                                              78,400            4,849,824
Health Management Associates, Inc.                                                   175,000            3,843,000
Patterson Companies, Inc. (a)                                                        200,000            6,680,000
                                                                                                        ---------
                                                                                                       28,000,624

INDUSTRIALS                                                          17.9%

Avery Dennison Corporation                                                            75,000            4,145,250
Cintas Corporation                                                                   100,000            4,118,000
Fastenal Company                                                                     200,000            7,838,000
IDEX Corporation                                                                      75,000            3,083,250
Illinois Tool Works Inc.                                                              70,000            6,159,300
Regal-Beloit Corporation                                                             100,000            3,540,000
                                                                                                        ---------
                                                                                                       28,883,800

INFORMATION TECHNOLOGY                                               17.5%

Applied Materials, Inc.                                                              320,000            5,740,800
Fiserv, Inc. (a)                                                                     100,000            4,327,000
Kronos Incorporated (a)                                                              135,000            5,651,100
Photronics, Inc. (a)                                                                 150,000            2,259,000
QUALCOMM Incorporated                                                                190,000            8,185,200
Zebra Technologies Corporation Class A (a)                                            50,000            2,142,500
                                                                                                        ---------
                                                                                                       28,305,600

MATERIALS                                                             5.3%

Pactiv Corporation (a)                                                               145,000            3,190,000
RPM International, Inc.                                                              125,000            2,171,250
Sonoco Products Company                                                              110,000            3,234,000
                                                                                                        ---------
                                                                                                        8,595,250

TOTAL COMMON STOCKS                                                                                   157,403,147
(Cost:  $73,519,779)

SHORT-TERM INVESTMENTS   (2.5%)

COMMERCIAL PAPER (1.7%)
State Street Corporation 4.06%, 1/13/06 (Cost: $2,796,267)                                              2,796,267

REPURCHASE AGREEMENT (0.8%)
State Street Bank and Trust Co. ($1,242,000 par collateralized by U.S                                   1,242,000
Government obligations in a pooled cash account, interest rate of 2.75%,                                ---------
dated 12/30/05, to be sold on 1/3/06 at $1,242,380) (Cost: $1,242,000)

TOTAL SHORT-TERM INVESTMENTS                                                                            4,038,267
(Cost: $4,038,267)                                                                                      ---------


    TOTAL INVESTMENTS  (99.9%)                                                                        161,441,414
    (Cost: $77,558,046) (b)
    CASH AND OTHER ASSETS, LESS LIABILITIES (0.1%)                                                        126,717
                                                                                                   --------------
    NET ASSETS (100.0%)                                                                             $ 161,568,131
                                                                                                   ==============

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NOTES TO PORTFOLIO OF INVESTMENTS:

   (a)   Non-income producing security.
   (b) Based on the cost of investments of $77,558,046 for federal income tax purposes at December 31, 2005, the aggregate gross unrealized appreciation was $85,540,175, the aggregate gross unrealized depreciation was $1,656,807 and the net unrealized appreciation of investments was $83,883,368.


                        NOTES TO PORTFOLIO OF INVESTMENTS


1.   ORGANIZATION
     Wayne Hummer Growth Fund (the "Fund") is an investment portfolio of Wayne Hummer Investment Trust (the "Trust"). The Trust is an open-end investment company organized as a Massachusetts business trust. The Fund commenced investment operations on December 30, 1983, and may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund is diversified and seeks to achieve long-term capital growth.

2.   SIGNIFICANT ACCOUNTING POLICIES
     SECURITY VALUATION
     Securities (other than a security for which the primary market is NASDAQ) are valued at the last reported sale price for securities traded on a principal exchange. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price and, in the absence of any Official Closing Price on the valuation date, a security is valued at the last reported price. If there was no reported sale price on any exchange (or on NASDAQ) on the valuation date for a security, the last reported sale price prior to that day is used if such sale is between the closing bid and asked price on the valuation date. If the price is not between the valuation date's closing bid and asked prices, then the value of such security is taken to be the midpoint between the valuation date's closing bid and asked prices. Unlisted equity securities for which last sale information is regularly reported is valued at the last reported sale price on that day. Any unlisted security for which last sale information is not regularly reported, or any listed debt security that has an inactive listed market for which over-the-counter market quotations are readily available, is valued at the highest closing bid price determined on the basis of reasonable inquiry.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of premiums and accretions of discounts. Realized gains and losses from security transactions are reported on an identified cost basis.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

3.   FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment and, in the manner provided therein, to distribute substantially all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund.

Item 2. Controls and Procedures.

a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's Principal Executive Officer and Principal Financial Officer, as appropriate to allow timely decisions regarding required disclosure.

b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibits (a)(1) and (a)(2).

                                   SIGNATURES


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         WAYNE HUMMER INVESTMENT TRUST

         By:  /s/ Thomas J. Rowland
              ----------------------------
              Thomas J. Rowland, President

         Date: February 22, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By: /s/ Thomas J. Rowland
         -----------------------------------------------------
         Thomas J. Rowland, President  (Principal Executive Officer)

      Date: February 22, 2006

      By: /s/ Jean M. Maurice
         -----------------------------------------------------
         Jean M. Maurice, Treasurer and Secretary  (Principal Financial Officer)

      Date: February 22, 2006